Other Information (Detail Textuals 3) - Termination of loan agreement - EUR (€) € in Thousands	Mar. 15, 2018	Mar. 28, 2018
Line of credit | Spark networks and silicon valley bank senior facilities agreement
Disclosure of non-adjusting events after reporting period [line items]
Credit facility		€ 25,000
Term loan | Spark networks and silicon valley bank senior facilities agreement
Disclosure of non-adjusting events after reporting period [line items]
Credit facility		15,000
Revolving credit facilities | Spark networks and silicon valley bank senior facilities agreement
Disclosure of non-adjusting events after reporting period [line items]
Credit facility		€ 10,000
Spark networks services Gmbh
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount of loan	€ 5,850
Early termination fee	300
Interest on the loans	€ 40
Spark networks services Gmbh | Type A loans
Disclosure of non-adjusting events after reporting period [line items]
Interest rate on loan	8.00%
Maturity date	June 30, 2018
Aggregate principal amount of loan	€ 1,850
Percentage of repaid principal amount	2.00%
Spark networks services Gmbh | Type B loans
Disclosure of non-adjusting events after reporting period [line items]
Interest rate on loan	9.00%
Maturity date	March 31, 2019
Aggregate principal amount of loan	€ 4,000
Percentage of repaid principal amount	6.75%